Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share

15. Earnings Per Share

     The following table sets forth the computation of basic and diluted earnings per share (in thousands, except per share data):

	Year Ended December 31,
	2012	2011	2010
Numerator for basic and diluted earnings
per share - net income attributable to
common stockholders	$221,884	$157,108	$106,882

Denominator for basic earnings per
share: weighted-average shares	224,343	173,741	127,656
Effect of dilutive securities:
Employee stock options	231	176	125
Non-vested restricted shares	312	246	420
Convertible senior unsecured notes	1,067	238	7
Dilutive potential common shares	1,610	660	552
Denominator for diluted earnings per
share: adjusted-weighted average shares	225,953	174,401	128,208

Basic earnings per share	$0.99	$0.90	$0.84
Diluted earnings per share	$0.98	$0.90	$0.83

The diluted earnings per share calculations exclude the dilutive effect of 182,000, 0 and 280,000 stock options for the years ended December 31, 2012, 2011 and 2010, respectively, because the exercise prices were more than the average market price. The Series H Cumulative Convertible and Redeemable Preferred Stock issued in 2010 was excluded from the calculations for 2010 and 2011 as the effect of the conversions was anti-dilutive. The Series I Cumulative Convertible Perpetual Preferred Stock issued in 2011 was excluded from the calculations for 2011 and 2012 as the effect of the conversions was anti-dilutive.